Equity (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital
(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2023	2,460	712
At 30 June 2022	2,498	723
At 30 June 2021	2,559	741

Schedule of movement in hedging and exchange reserve	(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2020	93	(1,022)	(929)
Other comprehensive income/(loss)	20	(672)	(652)
At 30 June 2021	113	(1,694)	(1,581)
Other comprehensive (loss)/income	(87)	622	535
At 30 June 2022	26	(1,072)	(1,046)
Other comprehensive income/(loss)	216	(540)	(324)
At 30 June 2023	242	(1,612)	(1,370)

Schedule of movements in own shares	Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2020	227	1,936
Share trust arrangements	(1)	(11)
Shares used to satisfy options	(3)	(48)
Shares purchased - share buyback programme	3	109
Shares cancelled	(3)	(109)
At 30 June 2021	223	1,877
Share trust arrangements	(2)	(23)
Shares used to satisfy options	(2)	(16)
Shares purchased - share buyback programme	61	2,284
Shares cancelled	(61)	(2,284)
At 30 June 2022	219	1,838
Share trust arrangements	(1)	(12)
Shares used to satisfy options	(2)	(12)
Shares purchased - share buyback programme	38	1,381
Shares cancelled	(38)	(1,381)
At 30 June 2023	216	1,814

Schedule of the monthly breakdown of shares purchased and the average price paid per share
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2023 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
July 2022	1,660,507	1,660,507	3567	177,756,956
August 2022	1,646,883	1,646,883	3820	176,110,073
September 2022	2,273,226	2,273,226	3744	173,836,847
1-6 October 2022	131,864	131,864	3702	173,704,983
7-31 October 2022 (1)	—	—	—	227,870,414
November 2022	4,497,414	4,497,414	3679	223,373,000
December 2022	4,571,923	4,571,923	3710	218,801,077
January 2023	7,989,915	7,989,915	3558	210,811,162
February 2023	1,718,877	1,718,877	3577	209,092,285
March 2023	4,353,777	4,353,777	3541	204,738,508
April 2023	2,883,950	2,883,950	3672	201,854,558
May 2023	5,196,558	5,196,558	3534	196,658,000
June 2023	410,562	410,562	3348	196,247,438
Total	37,335,456	37,335,456	3617	196,247,438
(1) New maximum number of purchasable shares was authorised by shareholders at the AGM held on 6 October 2022.

Schedule of dividends
(d) Dividends

	2023	2022	2021
	£ million	£ million	£ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2022
46.82 pence per share (2021 – 44.59 pence; 2020 – 42.47 pence)	1,066	1,040	992
Interim dividend for the year ended 30 June 2023
30.83 pence per share (2022 – 29.36 pence; 2021 – 27.96 pence)	696	680	654
	1,762	1,720	1,646

Schedule of amounts attributable to non controlling interests
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2023			2022	2021
	USL £ million	Others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	2,713	2,628	5,341	5,797	5,140
Net sales	1,087	2,051	3,138	3,055	2,553
(Loss)/profit for the year(1)	(215)	289	74	227	298
Other comprehensive (loss)/income(2)	(133)	(154)	(287)	333	(434)
Total comprehensive (loss)/income	(348)	135	(213)	560	(136)
Attributable to non-controlling interests	(149)	33	(116)	259	(35)
Balance sheet
Non-current assets(3)	1,074	3,175	4,249	5,017	4,669
Current assets	790	1,049	1,839	2,002	1,492
Non-current liabilities	(151)	(1,164)	(1,315)	(1,499)	(1,356)
Current liabilities	(384)	(1,035)	(1,419)	(1,646)	(1,335)
Net assets	1,329	2,025	3,354	3,874	3,470
Attributable to non-controlling interests	568	902	1,470	1,716	1,534
Cash flow
Net cash inflow from operating activities	120	383	503	690	661
Net cash inflow/(outflow) from investing activities	34	(231)	(197)	(289)	(137)
Net cash outflow from financing activities	(48)	(93)	(141)	(322)	(371)
Net increase in cash and cash equivalents	106	59	165	79	153
Exchange differences	(7)	(77)	(84)	52	(19)
Dividends payable to non-controlling interests	—	(97)	(97)	(72)	(72)
(1)    (Loss)/profit for the year includes exceptional operating expenses attributable to non-controlling interests.
(2)    Other comprehensive (loss)/income is principally in respect of exchange on translating the subsidiaries to sterling.
(3)    Non-current assets include the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2023 was £1,428 million (2022 – £1,488 million; 2021 – £1,295 million).
(i)     On 31 December 2022, United Spirits Limited (USL) completed the merger with its subsidiary, Pioneer Distilleries Limited (PDL) 75% owned by USL. Under the terms, PDL's minority shareholders received additional shares in USL in exchange for their 25% interest in PDL and non-controlling interest increased from 42.73% to 42.79%.
(ii)     On 24 March 2023, Diageo completed the purchase of an additional 14.97% of the share capital of EABL. This increased Diageo’s controlling shareholding position in EABL from 50.03% to 65.00%.

Schedule of employee share compensation
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2023 is as follows:

	2023 £ million	2022 £ million	2021 £ million
Executive share award plans	41	51	41
Executive share option plans	4	4	4
Savings plans	4	4	4
	49	59	49

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions
For the three years ended 30 June 2023, the calculation of the fair value of each share award used the Monte Carlo and Black Scholes pricing model and the following assumptions:

	2023	2022	2021
Risk free interest rate	3.1%	0.4%	(0.1%)
Expected life of the awards	35 months	40 months	36 months
Dividend yield	2.0%	2.1%	2.7%
Weighted average share price	3758 p	3545 p	2557 p
Weighted average fair value of awards granted in the year	1992 p	2729 p	2107 p
Number of awards granted in the year	1.7 million	2.1 million	2.1 million
Fair value of all awards granted in the year	£34 million	£57 million	£45 million

Schedule of transactions on executive share award plans
Transactions on the executive share award plans for the three years ended 30 June 2023 were as follows:

	2023 million	2022 million	2021 million
Number of awards outstanding at 1 July	5.2	5.3	5.6
Granted	1.7	2.1	2.1
Awarded	(1.1)	(1.1)	(1.2)
Forfeited	(0.9)	(1.1)	(1.2)
Number of awards outstanding at 30 June	4.9	5.2	5.3